Organization and Principal Activities - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Mar. 31, 2020	Oct. 02, 2017
Variable Interest Entity [Line Items]
Loans granted to nominee shareholders and VIEs by primary beneficiaries	¥ 16,800	$ 2,413
Chief Executive Officer And Director
Variable Interest Entity [Line Items]
Percentage of voting right delegated				38.00%
Chief Executive Officer And Director | Subsequent Event
Variable Interest Entity [Line Items]
Percentage of voting right delegated			39.90%
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Shareholder voting proxy agreements
Variable Interest Entity [Line Items]
Shareholder voting proxy agreement effective term	10 years	10 years
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Business operation agreements
Variable Interest Entity [Line Items]
Period of notice to terminate the agreement	30 days	30 days
Term of business operation agreement	10 years	10 years